SCHEDULE OF CONVERTIBLE NOTES PAYABLE (Details) - USD ($)		12 Months Ended
		Feb. 28, 2023	Feb. 28, 2022	Jan. 19, 2021
Short-Term Debt [Line Items]
Annual interest rate		22.00%
Conversion rate per share				$ 0.027
Convertible notes payable			$ 3,500
(Less): current portion of convertible notes payable			(3,500)
(Less): discount on noncurrent convertible notes payable
Noncurrent convertible notes payable, net of discount
Current portion of convertible notes payable			3,500
(Less): discount on current portion of convertible notes payable
Current portion of convertible notes payable, net of discount			3,500
Convertible Notes Payable One [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date		Jul. 18, 2016
Debt Instrument, Maturity Date	[1]	Jul. 18, 2017
Annual interest rate		8.00%
Conversion rate per share	[2]	$ 0.003
Convertible notes payable			3,500
Convertible Notes Payable Two [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date		Aug. 09, 2022
Debt Instrument, Maturity Date		Aug. 09, 2023
Annual interest rate		12.00%
Conversion rate per share	[3]	$ 0.009
Convertible notes payable

[1]	This note was in default as of February 28, 2022. Default interest rate 22%
[2]	The conversion price was not subject to adjustment from forward or reverse stock splits. Effective in August 2022 this note (and accrued interest) was no longer convertible.
[3]	Subject to adjustment for dilutive issuances